Short-Term Investment (Tables)	12 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	As of June 30, 2026 and 2025, the Group’s short-term investments are comprised of the following:
	As of June 30, 2026	As of June 30, 2025
Private investment fund	$-	$10,300,869